Semi-Annual Report
                                                                   June 30, 2002
                                                                     (unaudited)


Touchstone Variable Series Trust

o Touchstone International Equity
o Touchstone Emerging Growth
o Touchstone Small Cap Value
o Touchstone Growth/Value
o Touchstone Large Cap Growth
o Touchstone Enhanced 30
o Touchstone Value Plus
o Touchstone Growth & Income
o Touchstone Balanced
o Touchstone High Yield
o Touchstone Bond
o Touchstone Standby Income
o Touchstone Money Market



TOUCHSTONE
------------------------------------
                                Gold
                            Variable
                             Annuity




This is one part of a two part report.

This is one part of a two-part semi-annual report. This part contains the financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone International Equity, Touchstone Emerging Growth, Touchstone Small Cap Value, Touchstone Growth/Value, Touchstone Large Cap Growth, Touchstone Enhanced 30, Touchstone Value Plus, Touchstone Growth & Income, Touchstone Balanced, Touchstone High Yield, Touchstone Bond, Touchstone Standby Income, and Touchstone Money Market. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government and Scudder VIT Equity 500 Index. Please call Touchstone at 800.669.2796 (press 2) for additional information.

Separate Account1 of Western-Southern Life Assurance Company holds assets allocated to its sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Touchstone Variable Annuities are distributed by Touchstone Securities, Inc.* and underwritten by the Western-Southern Life Assurance Company, Cincinnati, Ohio. For more information about any Touchstone annuity or investment option, including charges and expenses, call Touchstone for a free prospectus. Read it carefully before you invest.

* A registered broker-dealer and member of the NASD and SIPC.

Underwriter for Touchstone Variable Annuities
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202

Distributor for Touchstone Variable Annuities
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Variable Annuity Service Center
Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio
45201-2850 800.669.2796 (press 2)



TOUCHSTONE
The Mark of Excellence in Investment Management


RETIRE ON YOUR TERMS
Variable Annuities


7141-S-0207

                                                              Semi-Annual Report
                                                                   June 30, 2002
                                                                     (unaudited)


Touchstone Variable Series Trust

o Touchstone International Equity
o Touchstone Emerging Growth
o Touchstone Small Cap Value
o Touchstone Enhanced 30
o Touchstone Value Plus
o Touchstone Growth & Income
o Touchstone Balanced
o Touchstone High Yield
o Touchstone Bond
o Touchstone Standby Income




TOUCHSTONE
------------------------------------
                              Select
                            Variable
                             Annuity



This is one part of a two part report.

This is one part of a two-part semi-annual report. This part contains the financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone International Equity, Touchstone Emerging Growth, Touchstone Small Cap Value, Touchstone Enhanced 30, Touchstone Value Plus, Touchstone Growth & Income, Touchstone Balanced, Touchstone High Yield, Touchstone Bond, and Touchstone Standby Income. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government and Scudder VIT Equity 500 Index. Please call Touchstone at 800.669.2796 (press 2) for additional information.

Separate Account1 of Western-Southern Life Assurance Company holds assets allocated to its sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Touchstone Variable Annuities are distributed by Touchstone Securities, Inc.* and underwritten by the Western-Southern Life Assurance Company, Cincinnati, Ohio. For more information about any Touchstone annuity or investment option, including charges and expenses, call Touchstone for a free prospectus. Read it carefully before you invest.

* A registered broker-dealer and member of the NASD and SIPC.





A copy of the financial statements for Western-Southern Life Assurance Company, for the periods ended December 31, 2001, may be obtained free of charge by calling the Touchstone Variable Annuity Service Center at 800.669.2796 (press
2).

Underwriter for Touchstone Variable Annuities
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202

Distributor for Touchstone Variable Annuities
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Variable Annuity Service Center
Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)



TOUCHSTONE
The Mark of Excellence in Investment Management


RETIRE ON YOUR TERMS
Variable Annuities



7143-S-0207

                                                              Semi-Annual Report
                                                                   June 30, 2002


o AIM V.I. Growth
o AIM V.I. Government Securities
o Alger American Small Capitalization
o Alger American Growth
o MFS VIT Emerging Growth
o MFS VIT Investors Trust
o PIMCO VIT Long-Term U.S. Government
o Scudder VIT Equity 500 Index


TOUCHSTONE
-------------------------------------
                             VARIABLE
                            ANNUITIES



This is one part of a two part report.

This is one part of a two-part semi-annual report. This part contains the financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government and Scudder VIT Equity 500 Index. The other part of the report contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone International Equity, Touchstone Emerging Growth, Touchstone Small Cap Value, Touchstone Growth/Value, Touchstone Large Cap Growth, Touchstone Enhanced 30, Touchstone Value Plus, Touchstone Growth & Income, Touchstone Balanced, Touchstone High Yield, Touchstone Bond, Touchstone Standby Income, and Touchstone Money Market. Please call Touchstone at
800.669.2796 (press 2) for additional information.

Separate Accounts1 and 2 of Western-Southern Life Assurance Company hold assets allocated to their sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Touchstone Variable Annuities are distributed by Touchstone Securities, Inc.* and underwritten by the Western-Southern Life Assurance Company, Cincinnati, Ohio. For more information about any Touchstone annuity or investment option, including charges and expenses, call Touchstone for a free prospectus. Read it carefully before you invest.

* A registered broker-dealer and member of the NASD and SIPC.

Underwriter for Touchstone Variable Annuities
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202

Distributor for Touchstone Variable Annuities
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Variable Annuity Service Center
Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)



RETIRE ON YOUR TERMS
Variable Annuities


TOUCHSTONE
The Mark of Excellence in Investment Management


7460-S-0207

The Semi-Annual Reports of the following investment companies are made a part hereof and incorporated herein.


         Touchstone Variable Series Trust (File No. 811-8416)
            Touchstone International Equity Fund
            Touchstone Emerging Growth Fund
            Touchstone Small Cap Value Fund
            Touchstone Growth/Value
            Touchstone Large Cap Growth
            Touchstone Enhanced 30
            Touchstone Value Plus Fund
            Touchstone Growth & Income Fund
            Touchstone Balanced Fund
            Touchstone High Yield Fund
            Touchstone Bond Fund
            Touchstone Standby Income Fund
            Touchstone Money Market

         AIM Variable Insurance Funds, Inc. (File No. 811-7452)
            AIM V.I. Growth Fund - Series I
            AIM V.I. Government Securities Fund - Series I

         The Alger American Fund (File No. 811-5550)
            Alger American Growth Portfolio - Class O
            Alger American Small Capitalization Portfolio - Class O

         Deutsche VIT Funds (File No. 811-7507)
            Scudder VIT Equity 500 Index - Class A

         MFS Variable Insurance Trust (File No. 811-8326)
            MFS Emerging Growth Series - Initial Class
            MFS Investors Trust Series - Initial Class

         PIMCO Variable Insurance Trust (File No. 811-8399)
            Long-Term U.S. Government Portfolio-Administrative Class